Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 63	$ 60